Business combination - Additional disclosures (Details) - Zarplata - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 25, 2020
Business combination
Cash transferred		₽ (3,100,000)
Cash acquired		95,701
Net cash outflow on acquisition		(3,004,299)
Intangible assets		1,147,921
Fair value of the trade and other receivables		6,746
Gross amount of trade receivables		8,760
Provision for tax risks		586,100
Indemnification asset		186,473
Revenue from continuing operations	₽ 9,062,000
Profit before tax from continuing operations	₽ 2,562,000
Software, trademarks, client base, CV database
Business combination
Intangible assets		₽ 1,147,921